UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2006

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund Schedule of Investments October 31, 2006
	Shares	Market Value ($000)

Common Stocks (97.7%)

Australia (16.2%)
Rio Tinto Ltd.	2,850,000	173,177
1 Iluka Resources Ltd.	16,850,000	96,839
Sims Group Ltd.	5,250,000	87,769
CSR Ltd.	26,000,000	65,183
1 Centennial Coal Co., Ltd.	15,775,000	47,416
BlueScope Steel Ltd.	8,250,000	46,224
* St. Barbara Ltd.	21,800,000	9,453
Consolidated Minerals Ltd.	2,500,000	4,438
* Tanami Gold NL	18,170,000	2,611
BHP Billiton Ltd.	100,000	2,127
* Magnesium International Ltd.	1,678,671	227

		535,464

Canada (22.7%)
1 Aber Diamond Corp.	5,500,000	204,106
* 1 Centerra Gold Inc.	12,865,000	128,024
* Meridian Gold Co.	4,800,000	121,488
Barrick Gold Corp.	3,750,000	116,304
First Quantum Minerals Ltd.	1,650,453	94,495
Agrium, Inc.	2,850,000	79,641
* Claude Resources, Inc.	2,487,700	3,184
* SouthernEra Diamonds, Inc.	4,937,400	1,719
* SouthernEra Diamonds, Inc. Class A	2,085,500	776

		749,737

France (6.8%)
Eramet SLN	776,773	129,419
^ Imerys SA	1,110,000	95,932

		225,351

Germany (3.8%)
^ K+S AG	1,305,773	123,999

Papua New Guinea (0.7%)
* Lihir Gold Ltd.	10,700,000	23,008
* Bougainville Copper Ltd.	2,000,000	1,088

		24,096

Peru (1.7%)
Compania de Minas Buenaventura S.A.u. ADR	2,100,000	54,285

South Africa (15.6%)
Anglo Platinum Ltd. ADR	2,027,400	216,405
Impala Platinum Holdings Ltd. ADR	4,675,000	204,830
Gold Fields Ltd. ADR	2,425,000	40,643
Northam Platinum Ltd.	6,330,669	34,401
AngloGold Ashanti Ltd. ADR	400,000	17,028

		513,307

United Kingdom (18.1%)
Lonmin PLC	6,069,413	335,001
Johnson Matthey PLC	3,950,000	108,127
Rio Tinto PLC	1,775,000	98,194
* Peter Hambro Mining PLC	2,192,368	49,735
* Kenmare Resources PLC	4,550,000	3,383
* Zambezi Resources Ltd.	4,895,833	1,311

		595,751

United States (12.1%)
CONSOL Energy, Inc.	3,430,000	121,388
Peabody Energy Corp.	2,550,000	107,024
FMC Corp.	1,125,000	77,119
Minerals Technologies, Inc.	977,000	53,891
Arch Coal, Inc.	1,200,000	41,556

		400,978

Total Common Stocks
(Cost $2,071,536)		3,222,968

Precious Metals (0.1%)

* Platinum Bullion (In Ounces)
(Cost $1,213)	2,009	2,169

Temporary Cash Investment (3.0%)

2 Vanguard Market Liquidity Fund, 5.289%
(Cost $97,281)	97,281,135	97,281

Total Investments (100.7%)
(Cost $2,170,030)		3,322,418

Other Assets and Liabilities-Net (-0.7%)		(22,171)

Net Assets (100%)		3,300,247

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liqudity Fund are valued at that fund's net asset value.

At October 31, 2006, the cost of investment securities for tax purposes was $2,200,192,000. Net unrealized appreciation of investment securities for tax purposes was $1,122,226,000, consisting of unrealized gains of $1,130,160,000 on securities that had risen in value since their purchase and $7,934,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	October 31, 2006 Market Value ($000)

Aber Diamond Corp.	159,477	60,519	-	3,147	204,106
Centennial Coal Co. Ltd.	n/a 1	9,647	-	1,276	47,416
Centerra Gold Inc.	134,269	23,444	-	-	128,024
Iluka Resources Ltd.	69,268	23,524	-	2,546	96,839
Meridian Gold Inc.	156,285	29,907	47,170	-	n/a 2
Zambezi Resources Ltd.	1,049	-	-	-	n/a 2

	520,348			6,969	476,385

1 At January 31, 2006, the issuer was not an affiliated company of the fund.
2 At October 31, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Health Care Fund Schedule of Investments October 31, 2006
	Shares	Market Value ($000)

Common Stocks (92.0%)

United States (63.7%)

Biotechnology (11.1%)
* Amgen, Inc.	9,989,355	758,292
* Gilead Sciences, Inc.	7,649,848	527,075
* Genzyme Corp.	6,919,340	467,125
* Genentech, Inc.	5,250,000	437,325
* MedImmune Inc.	8,650,000	277,146
* Vertex Pharmaceuticals, Inc.	4,009,400	162,782
*^ Cephalon, Inc.	2,222,500	155,975
* Biogen Idec Inc.	2,000,000	95,200
* Millennium Pharmaceuticals, Inc.	7,741,300	90,573
* Human Genome Sciences, Inc.	1,938,500	25,879

		2,997,372

Chemicals (0.7%)
Sigma-Aldrich Corp.	2,400,000	180,264

Food & Staples Retailing (2.6%)
CVS Corp.	21,000,000	658,980
Walgreen Co.	1,000,000	43,680

		702,660

Health Care Equipment & Supplies (7.4%)
Medtronic, Inc.	10,202,000	550,809
Becton, Dickinson & Co.	7,400,000	518,222
* St. Jude Medical, Inc.	7,500,900	299,814
Baxter International, Inc.	5,300,000	243,641
Beckman Coulter, Inc.	2,776,600	159,849
* Hospira, Inc.	2,045,070	74,338
Biomet, Inc.	1,244,700	47,099
STERIS Corp.	850,000	20,714
DENTSPLY International Inc.	2,885,400	90,255
Bausch & Lomb, Inc.	300,000	16,062

		2,020,803

Health Care Providers & Services (16.4%)
Cardinal Health, Inc.	12,036,708	787,803
1 McKesson Corp.	14,800,000	741,332
1 Owens & Minor, Inc. Holding Co.	2,200,000	69,322
HCA Inc.	8,391,800	423,954
Health Management Associates Class A	11,086,900	218,412
Universal Health Services Class B	2,460,400	130,278
Quest Diagnostics, Inc.	4,600,000	228,804
* Laboratory Corp. of America Holdings	2,767,360	189,536
* Medco Health Solutions, Inc.	1,000,000	53,500
*1 Humana Inc.	8,433,000	505,980
CIGNA Corp.	2,190,300	256,221
* WellPoint Inc.	3,202,400	244,407
UnitedHealth Group Inc.	4,600,000	224,388
* Coventry Health Care Inc.	4,750,000	223,013
* Health Net Inc.	3,000,000	124,530
Aetna Inc.	600,000	24,732

		4,446,212

Heath Care Technology (1.6%)
IMS Health, Inc.	8,347,400	232,475
*^ 1 Cerner Corp.	4,400,000	212,564

		445,039

Household Products (0.5%)
Colgate-Palmolive Co.	1,500,000	95,955
Kimberly-Clark Corp.	676,300	44,987

		140,942

Insurance (0.1%)
UnumProvident Corp.	1,252,500	24,774

Life Science Tools & Services (0.3%)
*1 PAREXEL International Corp.	1,570,200	46,478
* Ventana Medical Systems, Inc.	1,100,000	44,429

		90,907

Machinery (0.3%)
Pall Corp.	2,404,600	76,707

Pharmaceuticals (22.7%)
Eli Lilly & Co.	22,929,900	1,284,304
Schering-Plough Corp.	57,170,000	1,265,744
*1 Forest Laboratories, Inc.	20,001,500	978,873
Abbott Laboratories	14,480,700	687,978
Pfizer Inc.	17,611,570	469,348
Wyeth	8,250,000	420,998
Bristol-Myers Squibb Co.	15,100,000	373,725
Allergan, Inc.	2,100,000	242,550
Johnson & Johnson	3,300,000	222,420
1 Perrigo Co.	5,322,320	95,216
* Watson Pharmaceuticals, Inc.	2,200,000	59,202
* Barr Pharmaceuticals Inc.	900,000	47,133

		6,147,491

Total United States	17,273,171

International (28.3%)

Belgium (0.4%)

^ UCB SA	1,933,593	119,596

Canada (0.1%)
* Axcan Pharma Inc.	1,356,900	20,042

Denmark (0.2%)
Novo Nordisk A/S B Shares	700,000	52,729

France (4.1%)
^ Sanofi-Aventis	12,189,415	1,037,988
Ipsen Promesses	1,400,000	57,714

		1,095,702

Germany (1.5%)
^ Bayer AG	7,644,656	384,561
Fresenius Medical Care AG	220,650	29,448

		414,009

Japan (10.2%)
Takeda Pharmaceutical Co. Ltd.	10,400,000	666,555
Astellas Pharma Inc.	14,565,700	654,902
Eisai Co., Ltd.	9,453,700	482,739
Daiichi Sankyo Co., Ltd.	13,538,300	401,609
Shionogi & Co., Ltd.	9,876,000	197,537
Chugai Pharmaceutical Co., Ltd.	8,834,500	180,867
Tanabe Seiyaku Co., Ltd.	6,850,000	84,268
Ono Pharmaceutical Co., Ltd.	1,113,000	54,284
Olympus Corp.	1,000,000	31,701

		2,754,462

Netherlands (0.5%)
Akzo Nobel NV	2,400,000	134,592

Switzerland (7.0%)
Roche Holdings AG	6,123,977	1,072,413
Novartis AG (Registered)	13,719,880	832,941

		1,905,354

United Kingdom (4.3%)
AstraZeneca Group PLC	14,781,500	870,962
AstraZeneca Group PLC ADR	3,496,672	205,255
GlaxoSmithKline PLC ADR	1,642,381	87,457

		1,163,674

Total International		7,660,160

Total Common Stocks
(Cost $14,718,754)		24,933,331

Temporary Cash Investments (9.3%)

Money Market Fund (1.2%)

2 Vanguard Market Liquidity Fund, 5.289%	334,265,230	334,265

	Face
	Amount
	($000)

Commercial Paper (1.6%)

General Electric Capital Corp.
5.288%, 11/6/2006	210,000	209,847
General Electric Co.
5.370%, 12/27/2006	210,000	208,292

		418,139

Repurchase Agreements (6.5%)

BNP Paribas
5.310%, 11/1/06
(Dated 10/31/06, Repurchase Value $493,873,000,
collateralized by Federal National Mortgage Assn. 5.000%-6.000%, 9/1/20-10/1/36,
and Federal Home Loan Mortgage Corp. 5.000%-6.000%, 7/1/35-10/1/36)	493,800	493,800
Deutsche Bank
5.300%, 11/1/06
(Dated 10/31/06, Repurchase Value $430,363,000,
collateralized by Federal Home Loan Mortgage Corp. 5.000%-7.500%, 3/1/33-10/1/36,
and Government National Mortgage Assn. 5.000%, 9/15/33)	430,300	430,300
Goldman Sachs & Co.
5.310% 11/1/06
(Dated 10/31/06, Repurchase Value $310,046,000,
collateralized by Federal Home Loan Mortgage Corp. 3.500%-6.500%, 1/1/09-10/1/36)	310,000	310,000
SBC Warburg Dillon Read
5.310%, 11/1/06
(Dated 10/31/06, Repurchase Value $533,779,000,
collateralized by Federal Home Loan Mortgage Corp. 5.500%-7.000%, 2/1/30-10/1/36,
and Federal National Mortgage Assn. 5.000%-7.500%, 8/1/17-10/1/36)	533,700	533,700

	1,767,800

Total Temporary Cash Investments
(Cost $2,520,176)		2,520,204

Total Investments (101.3%)
(Cost $17,238,930)		27,453,535

Other Assets and Liabilities—Net (-1.3%)		(356,354)

Net Assets (100%)		27,097,181

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2006, the cost of investment securities for tax purposes was $17,238,930,000. Net unrealized appreciation of investment securities for tax purposes was $10,214,605,000, consisting of unrealized gains of $10,242,034,000 on securities that had risen in value since their purchase and $27,429,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Securities Sold ($000)	Proceeds from Dividend Income ($000)	Oct. 31, 2006 Market Value ($000)

Cephalon, Inc.	238,843	-	66,209	-	n/a 1
Cerner Corp.	207,000	-	9,503	-	212,564
Forest Laboratories, Inc.	925,669	4,252	4,895	-	978,873
Humana, Inc.	545,291	-	78,804	-	505,980
McKesson Corp.	816,200	-	29,849	2,700	741,332
Owens & Minor, Inc. Holding Co.	68,860	-	-	990	69,322
PAREXEL International Corp.	38,281	-	-	-	46,478
Perrigo Co.	83,081	-	-	679	95,216

	2,923,225			4,369	2,649,765

1 At October 31,2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Energy Fund Schedule of Investments October 31, 2006
	Shares	Market Value ($000)

Common Stocks (94.0%)

United States (49.2%)

Energy Equipment & Services (13.7%)

Schlumberger Ltd.	4,940,000	311,615
* Transocean Inc.	2,852,400	206,913
* Weatherford International Ltd.	4,412,700	181,274
Baker Hughes, Inc.	2,546,500	175,836
Halliburton Co.	5,277,500	170,727
GlobalSantaFe Corp.	3,105,800	161,191
* Nabors Industries, Inc.	2,273,000	70,190
* Grant Prideco, Inc.	272,172	10,280
* Pride International, Inc.	366,900	10,130
Helmerich & Payne, Inc.	396,200	9,489
BJ Services Co.	246,600	7,437
* SEACOR Holdings Inc.	78,100	6,988
ENSCO International, Inc.	114,600	5,612
Patterson-UTI Energy, Inc.	231,156	5,363
* Cameron International Corp.	94,400	4,729
Rowan Cos., Inc.	124,700	4,162

		1,341,936

Gas Utilities (1.1%)
Equitable Resources, Inc.	2,688,800	108,950

Oil, Gas & Consumable Fuels (34.4%)
ExxonMobil Corp.	9,098,200	649,793
Chevron Corp.	7,736,228	519,875
ConocoPhillips Co.	6,284,618	378,585
Valero Energy Corp.	5,556,744	290,784
Marathon Oil Corp.	2,814,800	243,199
Occidental Petroleum Corp.	3,536,400	165,999
CONSOL Energy, Inc.	4,190,200	148,291
Noble Energy, Inc.	2,411,800	117,286
Devon Energy Corp.	1,742,800	116,489
EOG Resources, Inc.	1,734,603	115,402
Peabody Energy Corp.	2,487,500	104,400
Sunoco, Inc.	1,563,800	103,414
Hess Corp.	2,137,000	90,609
XTO Energy, Inc.	1,629,100	76,014
Cabot Oil & Gas Corp.	1,431,300	75,730
* Newfield Exploration Co.	1,708,800	69,702
Williams Cos., Inc.	1,344,700	32,851
Anadarko Petroleum Corp.	344,500	15,992
Chesapeake Energy Corp.	424,500	13,771
Apache Corp.	200,700	13,110
Tesoro Petroleum Corp.	160,000	10,230
El Paso Corp.	486,500	6,665
Cimarex Energy Co.	180,900	6,516
* Forest Oil Corp.	139,600	4,556
St. Mary Land & Exploration Co.	64,700	2,413

		3,371,676

Exchange Traded Fund (0.0%)
Enery Select Sector SPDR Fund	33,500	1,872

Total United States		4,824,434

International (44.8%)

Argentina (0.2%)

Tenaris SA ADR	315,900	12,191
* Petrobras Energia Participaciones SA ADR	861,439	9,820

		22,011

Australia (3.3%)
BHP Billiton Ltd. ADR	7,265,500	309,292
Santos Ltd.	1,265,632	10,381

		319,673

Brazil (2.1%)
Petroleo Brasileiro ADR	2,018,100	179,127
Petroleo Brasileiro SA Pfd.	733,400	14,750
Petroleo Brasileiro SA	551,700	12,231

		206,108

Canada (12.5%)
Canadian Natural Resources Ltd.	4,391,300	229,006
Suncor Energy, Inc.	2,568,500	196,876
EnCana Corp. (New York Shares)	3,056,000	145,129
* Petro Canada (New York Shares)	3,147,200	134,039
Shell Canada Ltd. Class A	3,393,000	129,609
Canadian Oil Sands Trust	4,221,175	114,604
Talisman Energy, Inc.	6,528,458	107,502
* Western Oil Sands Inc.	3,715,635	96,004
Canadian Natural Resources Ltd.	333,500	17,398
Suncor Energy, Inc.	221,300	17,035
Petro-Canada	388,500	16,602
EnCana Corp.	325,200	15,479
Imperial Oil Ltd.	124,800	4,263
* Nexen Inc.	76,200	4,074
TransCanada Corp.	57,300	1,858
* Cameco Corp.	23,900	843

		1,230,321

China (1.2%)
China Petroleum & Chemical Corp. ADR	1,068,500	74,122
PetroChina Co. Ltd.	14,530,000	16,028
China Petroleum & Chemical Corp.	19,004,000	13,175
Yanzhou Coal Mining Co. Ltd. H Shares	12,549,800	8,260
CNOOC Ltd.	9,676,600	8,120

		119,705

France (4.4%)
Total SA ADR	5,752,400	391,969
Total SA	486,375	32,902
Technip SA	125,053	7,547

		432,418

India (0.1%)
*1 Oil & Natural Gas Corp., Ltd. Warrants Exp. 7/14/08	351,450	6,365

Italy (2.8%)
^ ENI SpA ADR	4,076,750	247,499
ENI SpA	999,260	30,229

		277,728

Netherlands (0.6%)
Fugro NV	1,420,607	61,539

Norway (3.3%)
Statoil ASA ADR	6,201,900	157,280
Norsk Hydro AS ADR	5,871,500	135,925
Statoil ASA	409,065	10,381
Norsk Hydro ASA	442,110	10,223
* Acergy SA	298,800	5,434
* Petroleum Geo-Services ASA	70,800	4,134

		323,377

Russia (3.0%)
OAO Lukoil Holding Sponsored ADR	1,950,700	157,617
* OAO Gazprom-Sponsored ADR	2,588,322	109,641
^ Surgutneftegaz ADR	459,300	29,074

		296,332

South Africa (0.8%)
Sasol Ltd. Sponsored ADR	1,798,600	61,530
Sasol Ltd.	367,300	12,585

		74,115

Spain (1.2%)
Repsol YPF, SA ADR	3,046,300	101,899
Repsol YPF, SA	332,197	11,044

		112,943

United Kingdom (9.3%)
BG Group PLC	19,977,684	265,075
BP PLC ADR	3,878,800	260,267
Royal Dutch Shell PLC ADR Class B	2,398,426	172,687
Royal Dutch Shell PLC ADR Class A	2,017,800	140,479
BP PLC	2,933,855	32,793
Royal Dutch Shell PLC Class A	539,869	18,774
Royal Dutch Shell PLC Class B	425,555	15,288
Royal Dutch Shell PLC Class A (Amsterdam Shares)	117,600	4,092

		909,455

Total International		4,392,090

Total Common Stocks
(Cost $4,689,331)		9,216,524

Temporary Cash Investments (8.5%)

Money Market Fund (4.1%)

2 Vanguard Market Liquidity Fund, 5.289%	401,668,464	401,668

	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)

3 Federal Home Loan Mortgage Corp.
4 5.218%, 1/31/2007	2,000	1,974
4 5.198%, 1/3/2007	7,500	7,433

		9,407

Repurchase Agreements (4.3%)

Deutsche Bank
5.300%, 11/1/06
(Dated 10/31/06, Repurchase Value $425,763,000
collateralized by Federal Home Loan Mortgage Corp. 5.000%-6.500%,
10/1/20-6/1/36)	425,700	425,700

Total Temporary Cash Investments
(Cost $836,775)		836,775

Total Investments (102.5%)
(Cost $5,526,106)		10,053,299

Other Assets and Liabilities—Net (-2.5%)		(248,654)

Net Assets (100%)		9,804,645

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $9,407,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2006, the cost of investment securities for tax purposes was $5,526,106,000. Net unrealized appreciation of investment securities for tax purposes was $4,527,193,000, consisting of unrealized gains of $4,547,767,000 on securities that had risen in value since their purchase and $20,574,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)

	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

E-mini S&P 500 Index	2,180	150,769	1,464
S&P 500 Index	38	13,140	690

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard REIT Index Fund Schedule of Investments October 31, 2006
	Shares	Market Value ($000)

Real Estate Investment Trusts (98.0%)

Diversified REITs (8.2%)
Vornado Realty Trust REIT	3,941,513	470,025
Liberty Property Trust REIT	2,759,340	133,000
Colonial Properties Trust REIT	1,344,324	67,741
Crescent Real Estate, Inc. REIT	2,989,488	65,171
Washington REIT	1,387,467	58,482
Spirit Finance Corp. REIT	2,995,666	35,678
PS Business Parks, Inc. REIT	495,202	32,609
^ Investors Real Estate Trust REIT	1,368,270	13,765
Capital Lease Funding, Inc. REIT	1,019,740	12,013

		888,484

Industrial REITs (7.0%)
ProLogis REIT	7,577,672	479,439
AMB Property Corp. REIT	2,722,135	159,000
First Industrial Realty Trust REIT	1,384,425	63,642
EastGroup Properties, Inc. REIT	725,915	38,641
First Potomac REIT	728,160	22,529

		763,251

Office REITs (20.2%)
Equity Office Properties Trust REIT	11,325,153	481,319
Boston Properties, Inc. REIT	3,354,495	358,361
Duke Realty Corp. REIT	4,172,171	167,137
SL Green Realty Corp. REIT	1,337,012	161,845
Reckson Associates Realty Corp. REIT	2,574,055	113,567
Mack-Cali Realty Corp. REIT	1,927,642	101,972
Brandywine Realty Trust REIT	2,811,185	93,781
Alexandria Real Estate Equities, Inc. REIT	900,221	89,752
HRPT Properties Trust REIT	6,491,411	77,248
Kilroy Realty Corp. REIT	983,445	74,083
BioMed Realty Trust, Inc. REIT	1,985,213	63,983
Maguire Properties, Inc. REIT	1,432,175	61,240
Corporate Office Properties Trust, Inc. REIT	1,242,010	59,356
Highwood Properties, Inc. REIT	1,423,376	54,373
American Financial Realty Trust REIT	4,006,779	46,759
Digital Realty Trust, Inc. REIT	1,364,631	45,565
Cousins Properties, Inc. REIT	1,177,019	42,102
Lexington Corporate Properties Trust REIT	1,635,512	34,836
^ Franklin Street Properties Corp. REIT	1,572,240	32,310
Glenborough Realty Trust, Inc. REIT	896,320	23,286
Parkway Properties Inc. REIT	438,797	21,650

		2,204,525

Residential REITs (19.2%)
Equity Residential REIT	9,008,759	491,968
Archstone-Smith Trust REIT	6,611,332	398,068
Avalonbay Communities, Inc. REIT	2,300,688	301,528
Apartment Investment & Management Co. Class A REIT	3,006,423	172,328
Camden Property Trust REIT	1,730,271	139,668
United Dominion Realty Trust REIT	4,153,621	134,453
BRE Properties Inc. Class A REIT	1,587,216	105,232
Essex Property Trust, Inc. REIT	672,746	89,664
Home Properties, Inc. REIT	1,067,463	67,432
Post Properties, Inc. REIT	1,327,122	65,002
Mid-America Apartment Communities, Inc. REIT	695,562	44,273
Equity Lifestyle Properties, Inc. REIT	692,733	34,131
Sun Communities, Inc. REIT	503,067	17,602
GMH Communities Trust REIT	1,228,028	17,156
Education Realty Trust, Inc. REIT	813,327	12,582

		2,091,087

Retail REITs (25.5%)
Simon Property Group, Inc. REIT	6,831,424	663,331
General Growth Properties Inc. REIT	6,711,794	348,342
Kimco Realty Corp. REIT	6,955,340	309,026
Developers Diversified Realty Corp. REIT	3,392,975	206,632
The Macerich Co. REIT	2,220,618	178,427
Regency Centers Corp. REIT	2,121,399	153,080
Federal Realty Investment Trust REIT	1,702,714	136,473
Weingarten Realty Investors REIT	2,494,961	116,016
New Plan Excel Realty Trust REIT	3,235,628	93,186
CBL & Associates Properties, Inc. REIT	1,890,270	82,662
Realty Income Corp. REIT	3,088,519	81,537
Taubman Co. REIT	1,632,661	76,572
Pennsylvania REIT	1,076,948	46,416
^ National Retail Properties REIT	1,700,915	38,220
Inland Real Estate Corp. REIT	1,987,174	37,140
Tanger Factory Outlet Centers, Inc. REIT	957,782	35,725
Equity One, Inc. REIT	1,290,382	32,414
Mills Corp. REIT	1,750,902	31,989
Glimcher Realty Trust REIT	1,133,379	29,196
Acadia Realty Trust REIT	786,113	20,085
Ramco-Gershenson Properties Trust REIT	521,201	17,101
Getty Realty Holding Corp. REIT	497,010	15,904
Saul Centers, Inc. REIT	315,687	15,342
Urstadt Biddle Properties Class A REIT	638,793	12,220
Urstadt Biddle Properties REIT	15,148	277

		2,777,313

Specialized REITs (17.9%)
Host Marriott Corp. REIT	15,207,867	350,693
Public Storage, Inc. REIT	3,894,369	349,364
Health Care Properties Investors REIT	5,089,389	159,807
Ventas, Inc. REIT	2,895,260	112,857
Hospitality Properties Trust REIT	2,287,583	110,856
^ Health Care Inc. REIT	1,921,432	79,317
Nationwide Health Properties, Inc. REIT	2,311,850	66,443
Healthcare Realty Trust Inc. REIT	1,478,822	59,892
Sunstone Hotel Investors, Inc. REIT	1,792,027	52,793
LaSalle Hotel Properties REIT	1,235,766	52,211
Senior Housing Properties Trust REIT	2,221,303	50,934
Strategic Hotels and Resorts, Inc. REIT	2,263,343	48,141
Entertainment Properties Trust REIT	818,244	45,003
DiamondRock Hospitality Co. REIT	2,238,975	37,772
FelCor Lodging Trust, Inc. REIT	1,789,398	37,148
Extra Space Storage Inc. REIT	1,838,456	33,901
Trustreet Properties, Inc. REIT	1,984,323	33,674
U-Store-It Trust REIT	1,503,295	33,012
Sovran Self Storage, Inc. REIT	547,906	32,317
Omega Healthcare Investors, Inc. REIT	1,793,838	30,280
Equity Inns, Inc. REIT	1,686,812	28,305
Highland Hospitality Corp. REIT	1,847,261	25,529
Ashford Hospitality Trust REIT	1,959,048	25,233
National Health Investors REIT	714,418	22,961
Innkeepers USA Trust REIT	1,335,979	22,912
Medical Properties Trust Inc. REIT	1,239,011	16,826
LTC Properties, Inc. REIT	614,360	16,649
Universal Health Realty Income REIT	346,263	13,473

		1,948,303

Total Real Estate Investment Trusts
(Cost $6,737,622)		10,672,963

Temporary Cash Investment (2.5%)

1 Vanguard Market Liquidity Fund, 5.289%
(Cost $272,774)	272,774,003	272,774

Total Investments (100.5%)
(Cost $7,010,396)		10,945,737

Other Assets and Liabilities—Net (-0.5%)		(51,772)

Net Assets (100%)		10,893,965

^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At October 31, 2006, the cost of investment securities for tax purposes was $6,982,235,000; this cost reflects management's estimate of return of capital distributions received from REITs. Net unrealized appreciation of investment securities for tax purposes was $3,963,502,000, consisting of unrealized gains of $4,006,227,000 on securities that had risen in value since their purchase and $42,725,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund Schedule of Investments October 31, 2006
	Shares	Market Value ($000)

Common Stocks (98.2%)

Consumer Discretionary (15.0%)
NIKE, Inc. Class B	280,900	25,809
The Gap, Inc.	1,174,100	24,679
CBS Corp.	807,600	23,372
TJX Cos., Inc.	639,900	18,525
McDonald's Corp.	438,000	18,361
Home Depot, Inc.	488,100	18,221
The Walt Disney Co.	460,800	14,497
Clear Channel Communications, Inc.	345,300	12,034
The McGraw-Hill Cos., Inc.	175,300	11,249
Carnival Corp.	137,000	6,688

		173,435

Consumer Staples (13.1%)
Altria Group, Inc.	274,000	22,284
Wal-Mart Stores, Inc.	449,100	22,132
Safeway, Inc.	613,300	18,006
Kimberly-Clark Corp.	269,000	17,894
The Coca-Cola Co.	368,000	17,193
The Procter & Gamble Co.	256,500	16,260
General Mills, Inc.	251,000	14,262
PepsiCo, Inc.	224,600	14,249
Anheuser-Busch Cos., Inc.	202,900	9,621

		151,901

Energy (10.6%)
ExxonMobil Corp.	557,100	39,788
Total SA ADR	493,600	33,634
Chevron Corp.	459,900	30,905
ConocoPhillips Co.	299,100	18,018

		122,345

Financials (12.5%)
Bank of America Corp.	541,000	29,144
Citigroup, Inc.	530,500	26,610
American International Group, Inc.	334,400	22,462
Prudential Financial, Inc.	275,900	21,225
ACE Ltd.	321,700	18,417
State Street Corp.	267,600	17,188
Merrill Lynch & Co., Inc.	104,500	9,135

		144,181

Health Care (15.2%)
Medtronic, Inc.	637,400	31,029
Eli Lilly & Co.	479,900	26,879
Schering-Plough Corp.	1,163,900	25,769
Cardinal Health, Inc.	388,400	25,421
AstraZeneca Group PLC ADR	330,600	19,406
Wyeth	371,500	18,958
Abbott Laboratories	357,300	16,975
Johnson & Johnson	174,300	11,748

		176,185

Industrials (15.2%)
General Electric Co.	819,500	28,773
United Parcel Service, Inc.	284,700	21,452
Lockheed Martin Corp.	238,800	20,759
Avery Dennison Corp.	304,800	19,245
Emerson Electric Co.	209,000	17,640
General Dynamics Corp.	194,500	13,829
Honeywell International Inc.	283,400	11,937
Pitney Bowes, Inc.	236,000	11,023
United Technologies Corp.	161,200	10,594
The Boeing Co.	132,300	10,565
Illinois Tool Works, Inc.	218,900	10,492

		176,309

Information Technology (10.6%)
Microsoft Corp.	1,022,800	29,364
Automatic Data Processing, Inc.	424,600	20,992
International Business Machines Corp.	212,800	19,648
Motorola, Inc.	681,700	15,720
Nokia Corp. ADR	715,600	14,226
Paychex, Inc.	291,400	11,504
Intel Corp.	507,000	10,819

		122,273

Materials (1.5%)
Weyerhaeuser Co.	176,200	11,205
Alcoa Inc.	222,900	6,444

		17,649

Telecommunication Services (2.5%)
AT&T Inc.	583,500	19,985
Verizon Communications Inc.	229,800	8,503

		28,488

Utilities (2.0%)
Exelon Corp.	174,000	10,784
FPL Group, Inc.	143,700	7,329
Dominion Resources, Inc.	64,300	5,208

		23,321

Total Common Stocks
(Cost $900,141)		1,136,087

	Face
	Amount
	($000)

Temporary Cash Investment (1.9%)

Repurchase Agreement (1.9%)
Goldman Sachs & Co.
5.310%, 11/01/06
(Dated 10/31/06, Repurchase Value $22,203,000
collateralized by Federal Home Loan Mortgage Corp.
4.000%-10.000%, 5/01/09-09/01/36)
(Cost $22,200)	22,200	22,200

Total Investments (100.1%)
(Cost $922,341)		1,158,287

Other Assets and Liabilities-Net (-0.1%)		(1,033)

Net Assets (100%)		1,157,254

ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2006, the cost of investment securities for tax purposes was $922,341,000. Net unrealized appreciation of investment securities for tax purposes was $235,946,000, consisting of unrealized gains of $238,444,000 on securities that had risen in value since their purchase and $2,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund Schedule of Investments October 31, 2006
	Shares	Market Value ($000)

Common Stocks (99.2%)

Consumer Discretionary (12.0%)
Home Depot, Inc.	106,634	3,981
McDonald's Corp.	63,260	2,652
Target Corp.	44,131	2,612
Lowe's Cos., Inc.	78,577	2,368
The McGraw-Hill Cos., Inc.	18,837	1,209
Harley-Davidson, Inc.	13,828	949
Johnson Controls, Inc.	8,795	717
Gannett Co., Inc.	12,067	714
VF Corp.	5,618	427
Sherwin-Williams Co.	6,905	409
Genuine Parts Co.	8,799	401
Family Dollar Stores, Inc.	7,857	231
Leggett & Platt, Inc.	9,307	217
Ross Stores, Inc.	7,346	216
The Stanley Works	4,288	204
New York Times Co. Class A	7,246	175
Meredith Corp.	2,049	108
Harte-Hanks, Inc.	4,166	105
Applebee's International, Inc.	3,855	88
John Wiley & Sons Class A	2,405	85
Wolverine World Wide, Inc.	2,879	82
Talbots Inc.	2,715	76
Matthews International Corp.	1,706	66
Polaris Industries, Inc.	1,295	55
Media General, Inc. Class A	1,251	46
Courier Corp.	633	25
Superior Industries International, Inc.	1,408	24
Haverty Furniture Cos., Inc.	944	15

		18,257

Consumer Staples (22.9%)
The Procter & Gamble Co.	96,472	6,115
Wal-Mart Stores, Inc.	123,884	6,105
The Coca-Cola Co.	119,487	5,582
PepsiCo, Inc.	83,421	5,292
Walgreen Co.	50,868	2,222
Anheuser-Busch Cos., Inc.	38,978	1,848
Colgate-Palmolive Co.	26,059	1,667
Archer-Daniels-Midland Co.	32,831	1,264
Sysco Corp.	31,211	1,092
Avon Products, Inc.	23,025	700
Wm. Wrigley Jr. Co.	12,045	626
The Clorox Co.	7,569	489
The Hershey Co.	9,141	484
Hormel Foods Corp.	6,925	250
Brown-Forman Corp. Class B	3,346	242
Alberto-Culver Co. Class B	4,653	236
SuperValu Inc.	6,894	230
McCormick & Co., Inc.	5,950	223
Lancaster Colony Corp.	1,749	71
Tootsie Roll Industries, Inc.	1,894	60

		34,798

Energy (4.5%)
ExxonMobil Corp.	91,021	6,501
Holly Corp.	3,026	144
Helmerich & Payne, Inc.	4,484	107

		6,752

Financials (19.3%)
American International Group, Inc.	87,290	5,863
Freddie Mac	34,771	2,399
The Allstate Corp.	32,653	2,004
Franklin Resources Corp.	13,019	1,484
AFLAC Inc.	25,128	1,129
The Chubb Corp.	20,110	1,069
State Street Corp.	16,598	1,066
SLM Corp.	21,041	1,024
Progressive Corp. of Ohio	39,642	958
M & T Bank Corp.	5,638	687
Northern Trust Corp.	10,949	643
T. Rowe Price Group Inc.	13,308	630
Marshall & Ilsley Corp.	11,879	569
Lincoln National Corp.	8,697	551
Legg Mason Inc.	5,771	519
Synovus Financial Corp.	15,756	463
Ambac Financial Group, Inc.	5,309	443
MBIA, Inc.	6,748	418
Cincinnati Financial Corp.	8,831	403
Compass Bancshares Inc.	6,271	353
Commerce Bancorp, Inc.	8,809	308
People's Bank	7,080	288
Mercantile Bankshares Corp.	6,249	282
SEI Investments Co.	4,987	281
Old Republic International Corp.	11,569	261
TD Banknorth, Inc.	8,809	261
Forest City Enterprise Class A	3,823	210
Brown & Brown, Inc.	7,047	206
Transatlantic Holdings, Inc.	3,357	205
Eaton Vance Corp.	6,560	204
Fidelity National Financial, Inc.	8,799	196
Nuveen Investments, Inc. Class A	3,967	196
Colonial BancGroup, Inc.	7,833	187
Wesco Financial Corp.	362	174
Commerce Bancshares, Inc.	3,490	173
City National Corp.	2,538	169
Erie Indemnity Co. Class A	3,180	161
Protective Life Corp.	3,524	156
Astoria Financial Corp.	5,297	154
Cullen/Frost Bankers, Inc.	2,737	148
Mercury General Corp.	2,837	147
Webster Financial Corp.	2,938	142
Bank of Hawaii Corp.	2,672	139
The South Financial Group, Inc.	3,823	101
Commerce Group, Inc.	3,380	100
Texas Regional Bancshares, Inc.	2,549	99
Trustmark Corp.	2,859	90
First Midwest Bancorp, Inc.	2,359	90
United Bankshares, Inc.	2,205	84
Westamerica Bancorporation	1,608	80
Hilb, Rogal and Hamilton Co.	1,885	75
Alfa Corp.	4,022	74
MAF Bancorp, Inc.	1,706	73
Chittenden Corp.	2,394	71
R.L.I. Corp.	1,287	70
State Auto Financial Corp.	2,073	67
Greater Bay Bancorp	2,558	66
Harleysville Group, Inc.	1,583	57
Glacier Bancorp, Inc.	1,597	56
Midland Co.	963	45
Sterling Bancshares, Inc.	2,359	43
First BanCorp Puerto Rico	4,145	41
BancFirst Corp.	797	40
Pacific Capital Bancorp	1,283	39
First Source Corp.	1,188	37
Community Banks, Inc.	1,262	34
Sterling Financial Corp. (PA)	1,450	33
Anchor Bancorp Wisconsin Inc.	1,118	32
Capital City Bank Group, Inc.	955	32
Irwin Financial Corp.	1,440	32
Sandy Spring Bancorp, Inc.	786	29
IBERIABANK Corp.	479	28
Independent Bank Corp. (MI)	1,164	28
CVB Financial Corp.	1,755	26
First Busey Corp.	1,110	25
First Indiana Corp.	930	24
Old Second Bancorp, Inc.	756	23
Suffolk Bancorp	598	21
Southwest Bancorp, Inc.	766	21
First State Bancorporation	797	20
Corus Bankshares Inc.	460	9
Fidelity National Title Group, Inc. Class A	267	6

		29,244

Health Care (13.0%)
Johnson & Johnson	99,344	6,696
Abbott Laboratories	77,925	3,702
Eli Lilly & Co.	57,139	3,200
Medtronic, Inc.	60,729	2,956
Stryker Corp.	20,411	1,067
Becton, Dickinson & Co.	12,520	877
C.R. Bard, Inc.	5,295	434
DENTSPLY International Inc.	7,899	247
Hillenbrand Industries, Inc.	3,169	186
Beckman Coulter, Inc.	3,181	183
Arrow International, Inc.	2,248	80
West Pharmaceutical Services, Inc.	1,605	67
Meridian Bioscience Inc.	1,398	32

		19,727

Industrials (16.4%)
General Electric Co.	174,443	6,125
United Technologies Corp.	51,189	3,364
3M Co.	37,960	2,993
Emerson Electric Co.	20,730	1,750
Caterpillar, Inc.	24,748	1,502
General Dynamics Corp.	20,121	1,431
Illinois Tool Works, Inc.	28,178	1,351
Danaher Corp.	15,414	1,106
Pitney Bowes, Inc.	11,544	539
Masco Corp.	18,962	524
Expeditors International of Washington, Inc.	10,758	510
Parker Hannifin Corp.	6,083	509
Dover Corp.	10,260	487
Cintas Corp.	8,499	352
W.W. Grainger, Inc.	4,509	328
Avery Dennison Corp.	5,096	322
Roper Industries Inc.	4,332	207
Harsco Corp.	2,095	171
Donaldson Co., Inc.	4,166	156
Carlisle Co., Inc.	1,585	133
Pentair, Inc.	3,929	129
Teleflex Inc.	1,473	92
Brady Corp. Class A	2,372	88
CLARCOR Inc.	2,693	88
HNI Corp.	1,948	88
NACCO Industries, Inc. Class A	424	64
Franklin Electric, Inc.	1,129	61
Banta Corp.	1,252	55
ABM Industries Inc.	2,538	50
Nordson Corp.	928	43
Mine Safety Appliances Co.	1,094	41
McGrath RentCorp	1,273	34
Tennant Co.	951	26
LSI Industries Inc.	1,085	19
Badger Meter, Inc.	764	19
Universal Forest Products, Inc.	352	16
A.O. Smith Corp.	410	14
Raven Industries, Inc.	344	11
Briggs & Stratton Corp.	382	10
Quixote Corp.	365	7

		24,815

Information Technology (6.2%)
International Business Machines Corp.	70,347	6,495
Automatic Data Processing, Inc.	28,975	1,433
Paychex, Inc.	19,125	755
Linear Technology Corp.	15,300	476
Diebold, Inc.	3,512	153
Jack Henry & Associates Inc.	4,633	101

		9,413

Materials (3.4%)
Praxair, Inc.	16,233	978
Nucor Corp.	15,634	913
Air Products & Chemicals, Inc.	11,234	783
Ecolab, Inc.	12,875	584
Rohm & Haas Co.	11,215	581
Vulcan Materials Co.	4,540	370
Sigma-Aldrich Corp.	3,379	254
Bemis Co., Inc.	5,306	178
Albemarle Corp.	2,383	155
Valspar Corp.	5,120	137
Martin Marietta Materials, Inc.	1,283	113
AptarGroup Inc.	1,761	97
H.B. Fuller Co.	1,604	40
Myers Industries, Inc.	1,763	32

		5,215

Telecommunication Services (0.9%)
Alltel Corp.	19,291	1,028
CenturyTel, Inc.	6,593	265

		1,293

Utilities (0.6%)
Questar Corp.	4,321	352
MDU Resources Group, Inc.	9,025	232
Aqua America, Inc.	6,549	159
Energen Corp.	3,690	158
American States Water Co.	919	39
California Water Service Group	360	14
Southwest Water Co.	210	3

		957

Total Common Stocks
(Cost $143,524)		150,471

Temporary Cash Investment (1.6%)
1 Vanguard Market Liquidity Fund, 5.289%
(Cost $2,447)	2,446,602	2,447

Total Investments (100.8%)
(Cost $145,971)		152,918

Other Assets and Liabilities-Net (-0.8%)		(1,263)

Net Assets (100%)		151,655

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At October 31, 2006, the cost of investment securities for tax purposes was $145,971,000. Net unrealized appreciation of investment securities for tax purposes was $6,947,000, consisting of unrealized gains of $8,275,000 on securities that had risen in value since their purchase and $1,328,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 15, 2006

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 15, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.